Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets	Other assets comprised the following:

	December 31, 2021	December 31, 2020
	$	$
Prepaid expenses	1,089	347
Deferred costs	677	294
Deferred financing fees	1,138	328
Other	31	54
	2,935	1,023